Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt
7.	Debt

Convertible Stockholder Loans

In November 2012, the Company and several of its stockholders entered into an unsecured Convertible Stockholder Loan Agreement, which was subsequently amended in March 2014 (the “2012 Bridge Loan”). There were no outstanding principal or accrued interest balances under the 2012 Bridge Loan as of December 31, 2015 and 2014, respectively, due to the conversion to equity as discussed below. The 2012 Bridge Loan specified a maturity date of December 31, 2015 and an interest rate of 12% per year through December 31, 2013 and a rate of 18% per year subsequent to December 31, 2013.

On April 14, 2014, the Company entered into a second bridge loan agreement (the “2014 Bridge Loan” and together with the 2012 Bridge Loan, the “Bridge Loans”) with certain of its stockholders pursuant to which the Company received a commitment for financing in the aggregate amount of €2,000,000 ($2,420,200). The 2014 Bridge Loan included two tranches of available financing: (i) Tranche A of €1,500,000 ($1,815,150) and (ii) Tranche B of €500,000 ($605,050). In June 2014, the Company borrowed 67% of Tranche A, or €1,000,000 ($1,210,100). There were no outstanding principal or accrued interest balances under the 2014 Bridge Loan as of December 31, 2015 and 2014, respectively due to the conversion to equity as discussed below. Loan amounts outstanding under the 2014 Bridge Loan accrued interest at a rate of 12% per year and had a maturity date of December 31, 2015, after which the loan amounts would accrue interest at a rate of 18% per year.

The Bridge Loans did not contain financial or non-financial covenants. During the fourth quarter of 2014, the investors in the Bridge Loans exercised their option to convert all of the outstanding principal and interest amounts under the Bridge Loan into shares. For more information refer to Note 8- Stockholders´ Equity. In 2014, $2.2 million were recognized for a beneficial conversion feature related to the Bridge Loans and was recorded as interest expense in the consolidated statement of operations.

In accordance with the Bridge Loans, the Company recognized interest expense of $326,429 for the year ended December 31, 2014. As the investors in the Bridge Loan exercised their option to convert all of the outstanding principal and interest amounts under the Bridge Loan into shares during the fourth quarter of 2014, no interest expense was recognized for the year ended December 31, 2015. No principal or interest payments were made for the Bridge Loans in 2015.

Four significant stockholders of the Company—Orbimed Private Investments III, LP, Gilde Europe Food & Agribusiness Fund B.V., The Global Life Science Ventures Funds (consists of The Global Life Science Venture Funds II GmbH & Co. KG, i.L. and The Global Life Science Venture Funds II Limited Partnership) and Coöperative AAC LS U.A. (Forbion B.V.)— are among the investors in Bridge Loans.

The Company recorded related-party interest expense concerning the Bridge Loan in the amounts set forth in the table below:

	Years ended December 31,
	2015	2014
Orbimed Private Investments III, LP	$—	$63,955
The Global Life Science Ventures Funds	—	57,709
Gilde Europe Food & Agribusiness Fund B.V.	—	54,158
Coöperative AAC LS U.A. (Forbion B.V.)	—	28,288

Total of related-party interest expense relating to the Convertible Bridge Loan	$—	$204,110

Unsecured Bank Loan

In May 2003, the Company signed an unsecured loan agreement (the “Bank Loan”) under a silent partnership agreement with Technologie-Beteiligungs-Gesellschaft (“TBG”), a minority interest stockholder. As of April 3, 2014, the Company and TBG, the subsidiary of KfW Bank, Frankfurt (“KfW”), signed a repayment agreement concerning the Company’s repayment of its liabilities to TBG outstanding at December 31, 2013 in a total amount of €1.2 million ($1.34 million). The principal amount bore interest at a rate of 10.53%. On December 11, 2014, the Company and TBG entered into an accelerated repayment agreement in respect of the claims of TBG against the Company. Pursuant to terms of the accelerated repayment agreement and as stated on the 2014 consolidated balance sheet, conditioned upon closing of the Acquisition, the Company was obligated to pay €1,050,000 ($1.27 million), the outstanding amount under the repayment agreement, in two tranches as follows: €600,000 ($726,060) plus accrued interest on January 31, 2015 and €450,000 ($544,545) on March 31, 2015. The outstanding principal amount for the first and the second tranches net of capital gain tax withheld, was repaid in full in March 2015 and such next payment was €931,312 ($1,027,051). The capital gain tax withheld in the amount of €118,688 ($130,889) was paid on April 9, 2015 and no further amounts are payable in respect of TBG loan.